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                     VANGUARD(R) FUNDS PROSPECTUS SUPPLEMENT

                           IMPORTANT INFORMATION ABOUT
               VANGUARD'S NEW EXCHANGE PRIVILEGES FOR PARTICIPANTS
                             EFFECTIVE JUNE 27, 2003

New exchange privileges for most of Vanguard's international stock funds apply to participants in employer-sponsored retirement or savings plans that permit exchanges. The chart below details the exchange privileges for participants and replaces the exchange information contained in the accompanying prospectus. Note that the funds reserve the right to further amend their exchange privileges at any time, for any reason, and without prior notice to shareholders. If there is a difference between the exchange-privilege limitations of two funds, the stricter policy will apply to the transaction.

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Exchange Policies         Vanguard(R) Developed Markets Index Fund                 All Other Funds
for Plan Participants     Vanguard(R) Emerging Markets Stock Index Fund
                          Vanguard(R) European Stock Index Fund
                          Vanguard(R) Institutional Developed Markets Index Fund
                          Vanguard(R) International Explorer(TM) Fund
                          Vanguard(R) International Growth Fund
                          Vanguard(R) International Value Fund
                          Vanguard(R) Pacific Stock Index Fund
                          Vanguard(R) Total International Stock Index Fund
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Exchanges out of          Permitted subject to these limitations:                  Permitted subject to these limitations:
a fund
                        o You must wait 90 days before exchanging back into the    o No more than four substantive
                          fund by any means.                                         "round trips," at least 90 days apart,
                                                                                     through a non-money-market fund during
                        o The fund's 90-day "clock" restarts after every             any 12-month period.
                          exchange out of the fund.
                                                                                   "Substantive" means a dollar amount
                          Exchanges out of the fund will have no effect on         that Vanguard determines, in its sole
                          your ability to make your usual contributions to the     discretion, could adversely affect the
                          fund through your employer's plan.                       management of a fund. A "round trip" is
                                                                                   a redemption from a fund (by any means)
                                                                                   followed by a purchase back into the fund
                                                                                   (by any means).
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Exchanges into a fund     Permitted for all accounts subject to the limitations    Permitted for all accounts subject to the
                          described above.                                         limitations described above.
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



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